Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 80,750	$ 2,800	$ 3,290	$ 1,390	$ 88,230
UNITED STATES | Bureau of Land Management [Member]
Total			400		400
UNITED STATES | Department of Interior [Member]
Total			160		160
MEXICO | Ejido Guazapares [Member]
Total			1,030	1,080	2,110
MEXICO | Ejido de Palmarejo [Member]
Total			560	10	570
MEXICO | Municipality of Arizpe [Member]
Total				150	150
MEXICO | Tesoreria de la Federacion [Member]
Total	$ 80,750	$ 2,800	$ 1,140		84,690
CANADA | Tahltan Central Government [Member]
Total				$ 150	$ 150